Description Of Organization And Business Operations (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Feb. 20, 2014	Jun. 30, 2014	Dec. 31, 2013
Description of Organization and Business Operations [Abstract]
Entity Date Of Incorporation		Mar. 14, 2008
Initial Offering Completion Date		2008-07-01
Business acquisition, percentage of voting interests acquired by parent		43.10%
Ownership Percentage by Parent		46.40%
Common Stock, Shares, Outstanding		151,664,942	136,714,942
Preferred Stock Shares Outstanding		4,540	4,540
Series C Convertible Preferred Stock issued to Navios Holdings		1,000
Convertible preferred stock		1,200	1,200
Statement [Line Items]
Common stock authorized and issued		2,100,000
Partners Capital Account Units Sold In Public Offering	14,950,000
Share Price	$ 3.85
Agent Costs	$ 3,022
Offering Costs	247
Gross Proceeds
Statement [Line Items]
Proceeds from issuance public offering	57,556
Net Proceeds
Statement [Line Items]
Proceeds from issuance public offering	$ 54,287
Underwriter's option
Statement [Line Items]
Partners Capital Account Units Sold In Public Offering	1,950,000